                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               ------------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Indemnity Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller                   Fairfield, Ohio   May 11, 2007
-------------------------------------   ---------------   ------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                   1

Form 13F Information Table Entry Total:             5

Form 13F Information Table Value Total         18,021
                                          (thousands)

List of Other Included Managers:

No.   File No.    Name

01    028-10798   Cincinnati Financial Corporation

COLUMN 1                      COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
----------------------------------------------------------------------------------------------------------------------------
                              TITLE OF              VALUE    SHRS OR  SH/  PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP    [x$1000]  PRN AMT  PRN  CALL   DISCRETION   MANAGERS  SOLE   SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORPORATION       COMMON    30231G102    7,696   102,000   SH        SHARED-OTHER     01      --   102,000   --
GENERAL ELECTRIC CO           COMMON    369604103    1,768    50,000   SH        SHARED-OTHER     01      --    50,000   --
GENUINE PARTS CO              COMMON    372460105      735    15,000   SH        SHARED-OTHER     01      --    15,000   --
JOHNSON & JOHNSON             COMMON    478160104    1,507    25,000   SH        SHARED-OTHER     01      --    25,000   --
PROCTER & GAMBLE CORPORATION  COMMON    742718109    6,316   100,000   SH        SHARED-OTHER     01      --   100,000   --
                                                    ------
                                                    18,021
                                                    ======